[LOGO OMITTED]

ABERDEEN FUNDS

ABERDEEN CHINA OPPORTUNITIES FUND
ABERDEEN DEVELOPING MARKETS FUND
ABERDEEN SELECT WORLDWIDE FUND
ABERDEEN INTERNATIONAL EQUITY FUND
(EACH A "FUND," AND COLLECTIVELY, THE "FUNDS")

SUPPLEMENT TO THE ABERDEEN FUNDS GLOBAL SERIES PROSPECTUS DATED JUNE 23, 2008.

The prospectus of the Funds is being updated to include historical performance data of Aberdeen Asset Management Investment Services Limited ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL") in connection with (i) AAMISL assuming the day to day responsibilities for managing the Aberdeen International Equity Fund and Aberdeen Select Worldwide Fund; (ii) AAMISL and AAMAL assuming the day to day responsibilities for managing the Aberdeen Developing Markets Fund (as co-sub-advisers); and (iii) AAMAL assuming the day to day responsibilities for managing the Aberdeen China Opportunities Fund. The following information is added to Section 3 - Fund Management on page 44 of the prospectus prior to the information on "Multi-Manager Structure."

HISTORICAL PERFORMANCE DATA OF AAMISL AND/OR AAMAL

Effective January 1, 2009, (i) AAMISL will assume the day to day responsibilities for managing the Aberdeen International Equity Fund and Aberdeen Select Worldwide Fund; (ii) AAMISL and AAMAL will assume the day to day responsibilities for managing the Aberdeen Developing Markets Fund (as co-sub-advisers); and (iii) AAMAL assume the day to day responsibilities for managing the Aberdeen China Opportunities Fund. The following tables give the historical performance of actual, fee-paying separate accounts, and commingled funds referred to as a "Composite," managed by AAMISL and/or AAMAL and their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Select Worldwide Fund and Aberdeen International Equity Fund, as indicated above each chart. The Composite does not reflect all of the firm's assets under management. The data illustrates the past performance of AAMISL and/or AAMAL and their affiliates in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE ABERDEEN CHINA OPPORTUNITIES FUND, ABERDEEN DEVELOPING MARKETS FUND, ABERDEEN SELECT WORLDWIDE FUND OR ABERDEEN INTERNATIONAL EQUITY FUND. Performance is historical and does not represent the past or future performance of the Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Select Worldwide Fund or Aberdeen International Equity Fund or the future performance of the Adviser, AAMISL or AAMAL.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Funds. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R)).(1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Accounts in the Composite were under management for the entire reporting period. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Funds are subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Funds.

--------------------------------------------------------------------------------
  (1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. CFAI has not been involved in the preparation or review of this report.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen Select Worldwide Fund or Aberdeen International Equity Fund. The performance data shown below should not be considered a substitute for each Fund's own performance information. Total return performance of each Fund is calculated in accordance with the regulations of the Securities and Exchange Commission ("SEC"). The SEC standardized average annual total return is neither time weighted or asset weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of each Fund at the maximum public offering price. Investors should be aware that the differences in the methodology between the CFAI and the SEC could result in different performance data for identical time periods.

Chinese Equity Composite(1) 5/1/1998 through 10/31/2008

Composite Description: The Chinese Equity Composite comprises all discretionary accounts with at least 80% invested in Chinese and Hong Kong equity. This composite strategy is similar to the strategy of the Aberdeen China Opportunities Fund.


                                  Number of
                   Composite      Composite                    Portfolios at
                  Return Gross  Return Net of     Benchmark    end of period
                 of Investment    Investment     (MSCI Zhong    (accounts     Market Value    Percentage     Total Firm
                    Management    Management     Hua Index(3)    throughout      at end of        of            Assets
Year                 Fees           Fees(2)        Return         period)      Period ($M)   Firm Assets(4)      ($M)(4)
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
Year to Date       -51.01%         -51.51%         -55.77%          <5            307.2             --             --
(10/31/2008)
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2007                47.24%          45.42%         72.73%           <5            745.7           0.44%        169,246.7
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2006                34.59%          32.93%         82.87%           <5            726.7           0.54%        134,345.1
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2005                14.47%          13.06%         12.02%           <5            642.8           0.58%        110,421.9
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2004                19.05%          17.58%         -3.49%           <5            404.9           1.15%         35,216.3
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2003                68.78%          66.69%         88.89%           <5            380.8           1.34%         28,451.2
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2002                6.42%           5.11%          -8.30%           <5             86.7           0.38%         22,644.1
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2001                3.48%           2.21%          -6.45%           <5             64.3           0.16%         39,611.4
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
2000                32.98%          31.33%         -9.00%           <5             38.2           0.11%         36,219.6
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
1999                61.07%          59.09%         38.98%           <5             20.8           0.08%         27,042.9
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------
 1998 (May)        -15.01%         -15.71%        -34.86%           <5             18.2           0.09%         21,429.5
--------------- --------------- --------------- -------------- -------------- --------------- -------------- ------------

(1) The inception date of the Chinese Equity Composite is April 31, 1998 and it was created on April 13, 2006, during the global consolidation project.
(2) The representative investment management fee for the Chinese Equity Composite is 1.25%.
(3) The MSCI Zhong Hua Index is an unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of stocks in the developed markets of China and Hong Kong. The Index gives one-third of its weightings to China stocks and the remainder to Hong Kong stocks. Individuals cannot invest directly in an index.
(4) See Additional Composite Disclosures for the definition of the "Firm." Composite returns, start date and composite and firm assets reported prior to acquisitions represent those of the legacy firm which managed the product at the time.

EAFE Plus Equity Composite(1) As of 10/31/2008

Composite Description: The EAFE Plus Composite reflects accounts with at least 80% invested in equities managed on a discretionary basis, with a 3% outperformance target. The accounts within this composite invest primarily in non-US companies based in the developed equity markets of Europe, Australia and the Far East but may invest up to 20% in Emerging Markets. This composite strategy is similar to the strategy of the Aberdeen International Equity Fund.


                                                           Number of
                 Composite     Composite                  Portfolios at
                Return Gross  Return Net     Benchmark    end of period
                     of       Investment     (MSCI AC     (accounts                  Market Value
               of Investment   Management    World Ex      throughout                 at end of    Percentage     Total
                  Management    Fees(2)      US(3)) Index    period)                  of Firm        Firm        Assets
 Year                Fees                     Return                  Dispersion(4)   Period ($M)   Assets(5)      ($M)(5)
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
Year to Date      -39.55%       -39.81%       -45.04%        5 (4)         N/A         524.8           --           --
(10/31/2008)
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2007               15.56%        14.96%        17.12%         <5           N/A         791.8         0.47%     169,246.7
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2006               29.01%        28.32%        26.86%         <5           N/A         623.2         0.46%     134,345.1
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2005               18.37%        17.74%        14.02%         <5           N/A         348.6         0.32%     110,421.9
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2004               21.97%        21.32%        20.70%        7 (7)        0.78%        423.2        33.54%        1,261.9
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2003               33.26%        32.53%        39.17%        7 (7)        2.07%        350.6        50.94%          688.3
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2002              -13.19%       -13.66%       -15.66%        9 (8)        0.73%        270.6        38.61%          701.0
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2001              -22.15%       -22.60%       -21.21%        8 (4)         N/A         290.4        21.37%        1,359.0
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2000              -16.95%       -17.54%       -13.96%        6 (5)        1.20%         34.5         1.59%        2,164.0
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
1999               33.79%        32.84%        27.30%        5 (4)         n/A          40.7         1.20%        3,398.0
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
1998               15.76%        15.08%        20.33%        6 (6)        1.25%         79.6         3.08%        2,587.0
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------

(1)The inception date of the EAFE Plus Composite is December 31, 1989 and it was created on October 18, 2006, during the global consolidation project.
(2) The representative investment management fee for the EAFE Plus Composite is 0.75% per annum on the first $25m, 0.65% per annum on the next $25m, 0.55% per annum on the next $50m, and 0.50% per annum thereafter.
(3) The MSCI AC (All Country) World Ex US Index is an unmanaged, free float-adjusted, market-capitalization weighted index that measures the performance of stocks of companies in all countries except the U.S. Individuals cannot invest directly in an index.
(4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.
(5) See Additional Composite Disclosures for the definition of the "Firm." Composite returns, start date and composite and firm assets reported prior to acquisitions represent those of the legacy firm which managed the product at the time.

Emerging Markets Equity Composite(1) As of 10/31/2008

Composite Description: The Emerging Markets Equity Composite comprises accounts with at least 80% invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in the equity markets of those countries defined as having Emerging Markets by Morgan Stanley Capital International. This composite strategy is similar to the strategy of the Aberdeen Developing Markets Fund.



                                                            Number of
                 Composite     Composite                  Portfolios at
                Return Gross  Return Net     Benchmark    end of period
                     of       Investment     (MSCI         (accounts                Market Value
               of Investment   Management    Emerging      throughout                at end of    Percentage     Total
                  Management    Fees(2)      Markets (3))   period)                  of Firm        Firm        Assets
 Year                Fees                     Return                   Dispersion(4) Period ($M)   Assets(5)      ($M)(5)
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
Year to Date      -42.38%       -42.86%       -53.05%      26 (20)        0.51%       5,007.7         --            --
(10/31/2008)
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2007               34.90%        33.56%       39.78%       21 (13)        0.71%       6,811.7       4.02%      169,246.7
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2006               36.68%        35.32%       32.59%        14 (7)        1.44%       2,970.8       2.21%      134,345.1
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2005               37.40%        36.04%       34.54%        7 (5)         1.01%       1,061.4       0.96%      110,421.9
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2004               27.99%        26.72%       25.95%        5 (4)          N/A         395.8        1.12%        35,216.3
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2003               62.97%        61.35%       56.28%          <5           N/A         233.3        0.82%        28,451.2
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2002               6.88%         5.83%        -6.00%          <5           N/A         25.2         0.11%        22,644.1
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2001               -4.91%        -5.85%       -2.37%          <5           N/A         21.3         0.05%        39,611.4
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
2000              -18.57%       -19.38%       -30.61%         <5           N/A         17.8         0.05%        36,219.6
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
1999               71.98%        70.28%       66.41%          <5           N/A         23.1         0.09%        27,042.9
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------
1998              -29.64%       -30.33%       -25.34%         <5           N/A         15.1         0.07%        21,429.5
--------------- ------------- ------------- ------------ ------------- ------------ ------------ ------------- -----------

(1) The inception date of the Emerging Markets Equity Composite is December 31, 1995 and it was created on April 13, 2006, during the global consolidation project.
(2)  The representative investment management fee for the Emerging
Markets Equity Composite is 1.00%.
(3) The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks of emerging-country markets. Individuals cannot invest directly in an index.
(4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.
(5) See Additional Composite Disclosures for the definition of the "Firm." Composite returns, start date and composite and firm assets reported prior to acquisitions represent those of the legacy firm which managed the product at the time.

Global Equity Composite(1) 8/1/1998 through 10/31/2008

Composite Description: The Global Equity Composite comprises accounts with at least 80% invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in equity markets as defined by Morgan Stanley Capital International. All composite results include reinvestment of dividends and interest. This composite strategy is similar to the strategy of the Aberdeen Select Worldwide Fund.



                                                            Number of
                 Composite     Composite                  Portfolios at
                Return Gross  Return Net     Benchmark    end of period
                     of       Investment     (MSCI         (accounts                  Market Value
               of Investment   Management    World (3))     throughout                at end of    Percentage     Total
                  Management    Fees(2)       Return        period)                   of Firm        Firm        Assets
 Year                Fees                                               Dispersion(4) Period ($M)   Assets(5)     ($M)(5)
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
Year to Date      -39.55%       -39.81%       -45.04%        5 (4)        0.74%        524.8           --           --
(10/31/2008)
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2007               16.63%        15.47%        9.57%        11 (6)        1.38%       2,854.1        1.69%     169,246.7
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2006               26.24%        24.99%        20.65%        8 (8)        1.55%       1,115.5        0.83%     134,345.1
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2005               18.65%        17.48%        10.03%         <5           n/A         332.9         0.30%     110,421.9
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2004               23.25%        22.03%        15.25%         <5           n/A         315.3         0.90%       35,216.3
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2003               30.13%        28.85%        33.76%         <5           n/A         353.1         1.24%       28,451.2
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2002              -16.89%       -17.71%       -19.54%         <5           n/A         188.6         0.83%       22,644.1
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2001              -20.24%       -21.03%       -16.52%        5 (3)         n/A         294.9         0.74%       39,611.4
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
2000              -13.11%       -13.97%       -12.92%         <5           n/A         140.5         0.39%       36,219.6
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
1999               30.04%        28.75%        25.34%         <5           n/A         139.8         0.52%       27,042.9
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------
1998 (Aug.)        5.40%         4.96%         6.95%          <5           n/A          98.9         0.46%       21,429.5
--------------- ------------- ------------- ------------- ------------ ------------ ------------- ------------ -----------

(1) The inception date of the Global Equity Composite is July 31, 1998 and it was created on April 13, 2006, during the global consolidation project.
(2) The representative investment management fee for the Global Equity Composite is 1.00%.
(3) The MSCI World Index is an unmanaged, free float adjusted, market capitalization-weighted index that measures the performance of global developed market equities. Individuals cannot invest directly in an index.
(4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.
(5) See Additional Composite Disclosures for the definition of the "Firm." Composite returns, start date and composite and firm assets reported prior to acquisitions represent those of the legacy firm which managed the product at the time.

Additional Composite Disclosures

Definition of the Firm: Aberdeen Asset Management plc ("Aberdeen" or "the Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management PLC, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios.

Aberdeen is the global brand under which all products are now marketed. The global Firm, as defined above, inception date is December 1, 2005 and is comprised of four divisions that either were or were part of legacy compliant firms (Aberdeen Asset Management Inc, the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas, and from April 1, 2008, the actively managed equity products of nationwide Fund Advisors and nationwide SA Capital Trust ("nationwide")). The firm also includes the Aberdeen non-US business and businesses not claiming compliance which have been acquired after December 1, 2005, which have been brought into compliance from January 1, 1996. The legacy track records satisfy the GIPS portability criteria and have been linked with the track record of the Aberdeen global Firm. Composite returns, start date and composite and firm assets reported prior to acquisitions represent those of the legacy firm which managed the product at the time.

GIPS Compliance: The composites have been prepared and presented in this report in compliance with the Global Investment Performance Standards (GIPS). The effective date of compliance for the Composites, except EAFE Plus Equity - 3% Outperformance, is January 1, 1996. The effective date of compliance for EAFE Plus Equity - 3% Outperformance is January 1, 1990. The Firm and its legacy components, with the exception of nationwide, have been independently verified for the periods to September 30, 2007. nationwide has been independently verified for the periods to December 31, 2006. A copy of the verification report is available upon request. no alteration of composites has occurred as a result of changes in personnel or any other reasons at any time.

Composite Methodology: Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, whilst recoverable tax is included on a cash basis. Composites results are weighted by individual portfolio size, using start of period market values. Portfolios are valued at least monthly or on the date of any contribution/withdrawal greater than 10% within 1 month. Annual returns are calculated using geometric linking of monthly returns. Exchange rates used are WMR 4pm rates. A fund becomes eligible for inclusion the first full calendar month after funding. Inclusion may be deferred in cases where it has not been possible to implement the investment strategy. Terminated funds leave composites at the end of the calendar month before official notification of termination is received. Results include all discretionary, fee paying accounts of the Firm. The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period. Additional information on policies for calculating and reporting returns is available on request.

Presentation of Results: Gross returns are presented before management, custodial and other fees but after all trading expenses.net returns are calculated after the deduction of a representative management fee.

Derivative Instruments: The portfolios in the Composites may invest in exchange traded futures and options for efficient portfolio management. Derivatives are not used to leverage the portfolios in the Composites.


THIS SUPPLEMENT IS DATED DECEMbER 31, 2008.

Please keep this supplement for future reference.
For more information, visit www.aberdeeninvestments.com.



                                                                   AOE-0146-1208